DECOMMISSIONING LIABILITY (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about decommissioning liability [Table Text Block]
	Canadian	United States
	Oil and Gas	Oil and Gas
	Properties (1)	Properties (1)	Total
	$	$	$
Balance at January 1, 2016	3,679	146	3,825
Change in estimated future cash flows	(36)	(4)	(40)
Actual costs incurred and other	(53)	(5)	(58)
Unwinding of discount	46	3	49
Balance at December 31, 2016	3,636	140	3,776
Change in estimated future cash flows	146	(3)	143
Actual costs incurred and other	(3)	(8)	(11)
Unwinding of discount	60	3	63
Balance at December 31, 2017	3,839	132	3,971

Disclosure of detailed information about present value of the decommissioning liability [Table Text Block]
	Canadian Oil	United States
	and Gas	Oil and Gas
	Properties	Properties
As at December 31, 2017:
Discount rate	1.94%	2.20%
Inflation rate	2.00%	2.00%

As at December 31, 2016:
Discount rate	1.60%	2.34%
Inflation rate	2.00%	2.00%